Shareholder Report, Average Annual Return (Details)	12 Months Ended	40 Months Ended	60 Months Ended	64 Months Ended	80 Months Ended	83 Months Ended	88 Months Ended	101 Months Ended	116 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000025422
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	1.33%		4.98%							2.97%
C000025424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	4.41%		5.17%							2.68%
C000202040
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000058957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025420
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000037818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	1.21%		(0.27%)							1.11%
C000037819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	3.30%		(0.26%)							0.74%
C000202041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000058984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161293
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000037820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000041010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000025406
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	0.88%		(0.81%)							1.00%
C000025408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	2.95%		(0.78%)							0.63%
C000202037
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000058955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161289
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025404
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025405
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000025382
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	1.71%		2.69%							1.85%
C000037783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	4.67%		2.85%							1.54%
C000202032
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000161284
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025381
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000090759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administration Shares
C000025379
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000202031
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000161283
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000090758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000231823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000025416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	0.48%		0.01%							1.30%
C000025418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	2.57%		0.04%							0.93%
C000202039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000161291
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000090762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000025396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	0.40%		(2.23%)							0.14%
C000025398
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	2.51%		(2.22%)							(0.23%)
C000202035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000058953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161287
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025394
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025395
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000090159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	2.58%		7.55%							3.50%
C000090160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	3.06%		7.24%							2.97%
C000202045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000090163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000195494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000090161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000090162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000215837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	2.15%		4.77%	2.40%
C000215839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	4.33%		4.77%	2.35%
C000215834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000215835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000215838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000215840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000051524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	1.66%		1.01%							1.58%
C000051525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	3.76%		1.03%							1.21%
C000202042
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000059010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000051526
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000059011
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	1.02%		1.14%							1.73%
C000202038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000161290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025410
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000090761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Separate Account Institutional
C000056392
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	2.46%		3.18%							0.75%
C000056393
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	5.48%		3.33%							0.41%
C000202043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000195493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000056394
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000090763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000133721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	1.93%		3.98%							1.95%
C000133722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	4.09%		3.97%							1.56%
C000202048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000195497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000133723
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000133724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000110983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	4.18%		2.24%							1.79%
C000110984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	4.72%		2.12%							1.53%
C000202046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000110987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161296
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000110985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000110986
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025390
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	3.20%		0.17%							0.76%
C000025392
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	3.71%		0.07%							0.50%
C000202034
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000161286
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025388
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025389
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000174582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000202005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000195498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000136680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000204425
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000090150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	3.01%		5.23%							2.17%
C000090151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	5.05%		5.22%							1.80%
C000202044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000090154
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000090152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000090153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025402
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	1.16%		(1.35%)							0.39%
C000202036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000161288
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000090760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Separate Account Institutional
Without Sales Load [Member] | C000025422
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%		5.96%							3.45%
Without Sales Load [Member] | C000025424
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		5.17%							2.68%
Without Sales Load [Member] | C000202040
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%		6.27%			3.80%
Without Sales Load [Member] | C000058957
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%		5.69%							3.19%
Without Sales Load [Member] | C000161292
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%		6.27%						3.99%
Without Sales Load [Member] | C000025420
Average Annual Return [Line Items]
Average Annual Return, Percent	6.38%		6.22%							3.75%
Without Sales Load [Member] | C000058958
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%		6.22%							3.71%
Without Sales Load [Member] | C000025421
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%		5.73%							3.26%
Without Sales Load [Member] | C000037818
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%		0.49%							1.50%
Without Sales Load [Member] | C000037819
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%		(0.26%)							0.74%
Without Sales Load [Member] | C000202041
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%		0.83%			2.12%
Without Sales Load [Member] | C000058984
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%		0.24%							1.25%
Without Sales Load [Member] | C000161293
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%		0.83%						1.93%
Without Sales Load [Member] | C000037820
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%		0.80%							1.83%
Without Sales Load [Member] | C000058985
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%		0.75%							1.76%
Without Sales Load [Member] | C000041010
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%		0.31%							1.33%
Without Sales Load [Member] | C000025406
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%		(0.05%)							1.38%
Without Sales Load [Member] | C000025408
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%		(0.78%)							0.63%
Without Sales Load [Member] | C000202037
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%		0.29%			2.03%
Without Sales Load [Member] | C000058955
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%		(0.28%)							1.13%
Without Sales Load [Member] | C000161289
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%		0.30%						1.87%
Without Sales Load [Member] | C000025404
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%		0.29%							1.73%
Without Sales Load [Member] | C000058956
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%		0.20%							1.64%
Without Sales Load [Member] | C000025405
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%		(0.23%)							1.21%
Without Sales Load [Member] | C000025382
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%		3.64%							2.31%
Without Sales Load [Member] | C000037783
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%		2.85%							1.54%
Without Sales Load [Member] | C000202032
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%		3.93%			1.30%
Without Sales Load [Member] | C000161284
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%		3.95%						2.70%
Without Sales Load [Member] | C000025381
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%		3.92%							2.63%
Without Sales Load [Member] | C000090759
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%		3.88%							2.56%
Without Sales Load [Member] | C000025378
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%		3.01%							1.95%
Without Sales Load [Member] | C000025379
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%		3.03%							1.94%
Without Sales Load [Member] | C000202031
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%		3.28%			2.67%
Without Sales Load [Member] | C000161283
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%		3.28%						2.28%
Without Sales Load [Member] | C000025377
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%		3.27%							2.20%
Without Sales Load [Member] | C000090758
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%		3.19%							2.10%
Without Sales Load [Member] | C000231823
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%	2.93%
Without Sales Load [Member] | C000025416
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%		0.78%							1.69%
Without Sales Load [Member] | C000025418
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%		0.04%							0.93%
Without Sales Load [Member] | C000202039
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%		1.13%			2.23%
Without Sales Load [Member] | C000161291
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%		1.11%						2.19%
Without Sales Load [Member] | C000025414
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%		1.10%							2.02%
Without Sales Load [Member] | C000090762
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%		1.05%							1.94%
Without Sales Load [Member] | C000025415
Average Annual Return [Line Items]
Average Annual Return, Percent	4.20%		0.59%							1.48%
Without Sales Load [Member] | C000025396
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%		(1.48%)							0.52%
Without Sales Load [Member] | C000025398
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%		(2.22%)							(0.23%)
Without Sales Load [Member] | C000202035
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%		(1.17%)			1.07%
Without Sales Load [Member] | C000058953
Average Annual Return [Line Items]
Average Annual Return, Percent	3.97%		(1.74%)							0.27%
Without Sales Load [Member] | C000161287
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%		(1.18%)						0.93%
Without Sales Load [Member] | C000025394
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%		(1.18%)							0.84%
Without Sales Load [Member] | C000058954
Average Annual Return [Line Items]
Average Annual Return, Percent	4.57%		(1.23%)							0.78%
Without Sales Load [Member] | C000025395
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%		(1.67%)							0.34%
Without Sales Load [Member] | C000090159
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		8.04%							3.74%
Without Sales Load [Member] | C000090160
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%		7.24%							2.97%
Without Sales Load [Member] | C000202045
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%		8.42%			4.40%
Without Sales Load [Member] | C000090163
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%		7.78%							3.49%
Without Sales Load [Member] | C000195494
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%		8.40%				4.38%
Without Sales Load [Member] | C000090161
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%		8.36%							4.07%
Without Sales Load [Member] | C000090162
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%		8.33%							4.01%
Without Sales Load [Member] | C000215837
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		5.58%	3.14%
Without Sales Load [Member] | C000215839
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%		4.77%	2.35%
Without Sales Load [Member] | C000215834
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%		5.94%	3.49%
Without Sales Load [Member] | C000215835
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%		5.94%	3.49%
Without Sales Load [Member] | C000215838
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%		5.90%	3.46%
Without Sales Load [Member] | C000215840
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%		5.87%	3.42%
Without Sales Load [Member] | C000051524
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%		1.79%							1.97%
Without Sales Load [Member] | C000051525
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%		1.03%							1.21%
Without Sales Load [Member] | C000202042
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%		2.15%			2.86%
Without Sales Load [Member] | C000059010
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%		1.55%							1.72%
Without Sales Load [Member] | C000161294
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%		2.15%						2.50%
Without Sales Load [Member] | C000051526
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%		2.13%							2.32%
Without Sales Load [Member] | C000059011
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%		2.05%							2.22%
Without Sales Load [Member] | C000025412
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%		1.92%							2.12%
Without Sales Load [Member] | C000202038
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%		2.26%			2.85%
Without Sales Load [Member] | C000161290
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%		2.27%						2.83%
Without Sales Load [Member] | C000025410
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%		2.23%							2.45%
Without Sales Load [Member] | C000090761
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%		2.15%							2.36%
Without Sales Load [Member] | C000025411
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%		2.24%							2.46%
Without Sales Load [Member] | C000056392
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%		4.11%							1.22%
Without Sales Load [Member] | C000056393
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%		3.33%							0.41%
Without Sales Load [Member] | C000202043
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%		4.43%			0.01%
Without Sales Load [Member] | C000195493
Average Annual Return [Line Items]
Average Annual Return, Percent	7.66%		4.48%				0.89%
Without Sales Load [Member] | C000056394
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%		4.42%							1.47%
Without Sales Load [Member] | C000090763
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%		4.37%							1.45%
Without Sales Load [Member] | C000133721
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%		4.78%							2.34%
Without Sales Load [Member] | C000133722
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%		3.97%							1.56%
Without Sales Load [Member] | C000202048
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%		5.11%			2.96%
Without Sales Load [Member] | C000195497
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		5.08%				2.83%
Without Sales Load [Member] | C000133723
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%		5.12%							2.68%
Without Sales Load [Member] | C000133724
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%		5.01%							2.58%
Without Sales Load [Member] | C000110983
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%		2.55%							1.94%
Without Sales Load [Member] | C000110984
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%		2.12%							1.53%
Without Sales Load [Member] | C000202046
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%		2.89%			2.82%
Without Sales Load [Member] | C000110987
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%		2.32%							1.70%
Without Sales Load [Member] | C000161296
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%		2.89%						2.33%
Without Sales Load [Member] | C000110985
Average Annual Return [Line Items]
Average Annual Return, Percent	6.14%		2.86%							2.28%
Without Sales Load [Member] | C000110986
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%		2.81%							2.20%
Without Sales Load [Member] | C000025390
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%		0.47%							0.91%
Without Sales Load [Member] | C000025392
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%		0.07%							0.50%
Without Sales Load [Member] | C000202034
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%		0.81%			1.57%
Without Sales Load [Member] | C000161286
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%		0.83%						1.26%
Without Sales Load [Member] | C000025388
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.80%							1.23%
Without Sales Load [Member] | C000058952
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%		0.74%							1.16%
Without Sales Load [Member] | C000025389
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%		0.30%							0.73%
Without Sales Load [Member] | C000174582
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%		3.04%					2.34%
Without Sales Load [Member] | C000202005
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%		3.31%			2.85%
Without Sales Load [Member] | C000195498
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%		3.26%				2.79%
Without Sales Load [Member] | C000136680
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%		3.30%							2.33%
Without Sales Load [Member] | C000204425
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%		3.19%		2.76%
Without Sales Load [Member] | C000090150
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%		6.03%							2.56%
Without Sales Load [Member] | C000090151
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%		5.22%							1.80%
Without Sales Load [Member] | C000202044
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%		6.39%			3.72%
Without Sales Load [Member] | C000090154
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%		5.76%							2.30%
Without Sales Load [Member] | C000161295
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%		6.38%						2.90%
Without Sales Load [Member] | C000090152
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%		6.39%							2.90%
Without Sales Load [Member] | C000090153
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%		6.29%							2.81%
Without Sales Load [Member] | C000025402
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%		(0.59%)							0.78%
Without Sales Load [Member] | C000202036
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%		(0.26%)			1.27%
Without Sales Load [Member] | C000161288
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%		(0.26%)						1.16%
Without Sales Load [Member] | C000025400
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%		(0.25%)							1.12%
Without Sales Load [Member] | C000090760
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%		(0.35%)							1.02%
Without Sales Load [Member] | C000025401
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%		(0.25%)							1.11%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%			2.01%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%						2.14%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(1.33%)
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%			2.01%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%						2.14%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)				1.36%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)	0.14%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)	0.14%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)	0.14%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)	0.14%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)	0.14%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)	0.14%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%			2.01%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%				1.84%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.59%		0.42%							1.94%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)				1.36%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)					1.28%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)				1.36%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)		1.64%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)			1.71%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.62%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)							1.46%
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	7.69%		7.27%							5.00%
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	7.69%		7.27%							5.00%
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	7.69%		7.27%			4.87%
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	7.69%		7.27%							5.00%
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	7.69%		7.27%						5.24%
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	7.69%		7.27%							5.00%
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	7.69%		7.27%							5.00%
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	7.69%		7.27%							5.00%
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	6.75%		3.49%							3.15%
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	6.75%		3.49%							3.15%
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	6.75%		3.49%			2.16%
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	6.75%		3.49%						3.25%
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	6.75%		3.49%							3.15%
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	6.75%		3.49%							3.15%
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Average Annual Return, Percent	4.98%		1.88%							1.72%
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Average Annual Return, Percent	4.98%		1.88%							1.72%
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Average Annual Return, Percent	4.98%		1.88%			2.25%
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Average Annual Return, Percent	4.98%		1.88%						1.77%
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Average Annual Return, Percent	4.98%		1.88%							1.72%
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Average Annual Return, Percent	4.98%		1.88%							1.72%
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Average Annual Return, Percent	4.98%	2.83%
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	4.84%		(1.24%)							1.04%
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	4.84%		(1.24%)							1.04%
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	4.84%		(1.24%)			1.29%
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	4.84%		(1.24%)							1.04%
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	4.84%		(1.24%)						1.12%
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	4.84%		(1.24%)							1.04%
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	4.84%		(1.24%)							1.04%
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	4.84%		(1.24%)							1.04%
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	7.02%		8.89%							4.97%
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	7.02%		8.89%							4.97%
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	7.02%		8.89%			5.23%
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	7.02%		8.89%							4.97%
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	7.02%		8.89%				5.29%
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	7.02%		8.89%							4.97%
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	7.02%		8.89%							4.97%
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	6.17%		2.36%							2.51%
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	6.17%		2.36%							2.51%
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	6.17%		2.36%			3.11%
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	6.17%		2.36%							2.51%
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	6.17%		2.36%						2.69%
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	6.17%		2.36%							2.51%
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	6.17%		2.36%							2.51%
Goldman Sachs Index: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	4.87%		1.35%							2.31%
Goldman Sachs Index: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	4.87%		1.35%			2.53%
Goldman Sachs Index: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	4.87%		1.35%						2.63%
Goldman Sachs Index: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	4.87%		1.35%							2.31%
Goldman Sachs Index: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	4.87%		1.35%							2.31%
Goldman Sachs Index: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	4.87%		1.35%							2.31%
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	7.74%		4.89%							4.04%
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	7.74%		4.89%							4.04%
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	7.74%		4.89%			3.68%
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	7.74%		4.89%				3.34%
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	7.74%		4.89%							4.04%
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	7.74%		4.89%							4.04%
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return, Percent	6.72%		7.16%							4.64%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%							1.87%
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return, Percent	6.72%		7.16%							4.64%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%							1.87%
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return, Percent	6.72%		7.16%			4.88%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%			2.45%
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return, Percent	6.72%		7.16%				4.77%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%				2.40%
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return, Percent	6.72%		7.16%							4.64%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%							1.87%
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Average Annual Return, Percent	6.72%		7.16%							4.64%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%							1.87%
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	5.78%		1.98%							1.93%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	6.15%		2.82%							2.37%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	5.42%		1.15%							1.49%
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	5.78%		1.98%							1.93%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	6.15%		2.82%							2.37%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	5.42%		1.15%							1.49%
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	5.78%		1.98%			2.42%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	6.15%		2.82%			2.83%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	5.42%		1.15%			2.01%
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	5.78%		1.98%							1.93%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	6.15%		2.82%							2.37%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	5.42%		1.15%							1.49%
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	5.78%		1.98%						1.98%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	6.15%		2.82%						2.45%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	5.42%		1.15%						1.52%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	6.15%		2.82%							2.37%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	5.42%		1.15%							1.49%
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	5.78%		1.98%							1.93%
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	5.78%		1.98%							1.93%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	6.15%		2.82%							2.37%
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	5.42%		1.15%							1.49%
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Average Annual Return, Percent	5.14%		0.82%							1.26%
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Average Annual Return, Percent	5.14%		0.82%							1.26%
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Average Annual Return, Percent	5.14%		0.82%			1.75%
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Average Annual Return, Percent	5.14%		0.82%						1.29%
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Average Annual Return, Percent	5.14%		0.82%							1.26%
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Average Annual Return, Percent	5.14%		0.82%							1.26%
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Average Annual Return, Percent	5.14%		0.82%							1.26%
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent	5.24%		2.56%					2.29%
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.08%		2.58%					2.25%
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent	5.24%		2.56%			2.57%
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.08%		2.58%			2.53%
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent	5.24%		2.56%				2.50%
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.08%		2.58%				2.47%
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent	5.24%		2.56%							2.02%
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.08%		2.58%							1.94%
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent	5.24%		2.56%		2.59%
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.08%		2.58%		2.56%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%							1.87%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%							1.87%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%			2.45%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%							1.87%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%						1.93%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%							1.87%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.55%							1.87%
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent	5.46%		(0.52%)							1.19%
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent	5.46%		(0.52%)			1.31%
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent	5.46%		(0.52%)						1.24%
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent	5.46%		(0.52%)							1.19%
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent	5.46%		(0.52%)							1.19%
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent	5.46%		(0.52%)							1.19%